Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes
9.	Income Taxes

Our effective income tax rate changed slightly from 40.0% for the nine months ended September 30, 2011 to 40.8% for the nine months ended September 30, 2012.

We file income tax returns with the U.S. federal government and various state jurisdictions. We are no longer subject to U.S. federal income tax examinations for years before 2008. We operate in a number of state and local jurisdictions, most of which have never audited our records. Accordingly, we are subject to state and local income tax examinations based upon the various statutes of limitations in each jurisdiction. We are currently being examined by the IRS and California.

(9)	Income Taxes

The Company’s income tax expense (benefit) consists of the following (in thousands):

	2009	2010	2011
Current:
Federal	$4,697	5,500	14,053
State	1,298	1,132	3,103

	5,995	6,632	17,156

Deferred:
Federal	$(2,260)	(172)	(7,350)
State	(664)	204	(2,290)

	(2,924)	32	(9,640)

	$3,071	6,664	7,516

The reconciliation between the amount computed by applying the U.S. federal statutory rate of 35% to income before taxes and the Company’s tax provision for 2009, 2010 and 2011 is as follows:

	2009	2010	2011
Expected federal income tax provision (benefit)	35%	35%	35%
State tax, net of federal benefit	5	5	3
Permanent differences	2	2	1
Other	(4)	(2)	(1)

	38%	40%	38%

The following table summarizes the components of the Company’s deferred tax assets and liabilities as of December 31, 2010 and 2011 (in thousands):

	2010	2011
Deferred tax assets:
Bad debt reserve	$18	30
Vacation accrual	341	315
Remeasurement expense nonqualified stock options	1,156	1,137
Amortization of deferred finance costs	1,806	1,822
Acquisition costs	266	229
Bonus accrual	—	483
State tax deferral	433	1,041
Stock option compensation	702	690
Legal settlement	—	516
Deferred revenue	—	1,284
State tax credits	—	386
Other	—	409

	4,722	8,342
Valuation allowance	—	(148)

	4,722	8,194

Deferred tax liabilities:
Identifiable intangible assets	(21,095)	(14,307)
Book versus tax depreciation	(2,104)	(3,029)
Amortization of deferred finance costs	(428)	(135)
State net operating loss carryforward	(34)	(22)

	(23,661)	(17,493)

Net deferred tax liabilities	$(18,939)	(9,299)

The Company believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets, except for certain state tax credits. Income tax expense is allocated to the subsidiaries included in the consolidated tax return on the basis of the subsidiaries’ stand-alone tax provision.

The Company files federal and state income tax returns. For years before 2007, the Company is no longer subject to federal or state tax examinations.

The Company has state tax credits of $593,228 which can be carried forward indefinitely.